Note 7 - Accrued Expenses (Details) - Summary of Accrued Expenses (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Accrued Expenses [Abstract]
Accrued payroll expenses	$ 224,396	$ 144,286
Accrued interest	82,589	117,605
Accrued general and administrative expenses	167,485	359,050
Accrued commissions	157,803	98,199
Other accrued expenses	370,172	424,486
Total	$ 1,002,445	$ 1,143,626